Acquisition of businesses and purchase of non-controlling interests - Fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of businesses (Details) - GBP (£)
£ in Millions
	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of business combinations and purchase of NCI [line items]
Cash	£ 2
Goodwill arising on acquisition	224
Consideration payable	(444)
Cash transferred	(263)
Contingent consideration payable	(181)
Capital injection in associates	(13)
Net cash outflow on acquisition of business	(364)	£ (106)
Purchase of shares of non-controlling interests	(34)	£ (25)
Total net cash outflow	(398)
Cash consideration paid for investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(2)
Cash consideration paid in respect of other prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(1)
Cash consideration paid for Casamigos
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(87)
Fair value of assets and liabilities
Disclosure of business combinations and purchase of NCI [line items]
Brands	206
Property, plant and equipment	11
Inventories	7
Borrowings	(6)
Cash	2
Fair value of assets and liabilities	£ 220